Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005486
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%		5.00%	6.88%
Without Sales Load [Member] | C000005487
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%		4.74%	6.61%
Without Sales Load [Member] | C000005488
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%		4.48%	6.34%
Without Sales Load [Member] | C000244819
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%	13.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	6.00%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%		4.81%	6.04%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%		4.81%	6.04%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%		4.81%	6.04%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	11.93%